Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Intermediate Term Municipal Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Michael L. Camarella	Portfolio Manager (lead)	2019 (predecessor fund 2010)
Mark Paris	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Michael L. Camarella (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Camarella managed the predecessor fund since 2010 and was associated with OppenheimerFunds, a global asset management firm, since 2003.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraphs replace the first paragraph after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“The portfolio managers are assisted by investment professionals from the Invesco Municipal Fund Management Team. Members of the team may change from time to time.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-ITM SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Municipal Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Michael L. Camarella	Portfolio Manager (co-lead)	2019 (predecessor fund 2008)
Charles S. Pulire	Portfolio Manager (co-lead)	2019 (predecessor fund 2010)
Mark Paris	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Michael L. Camarella (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Camarella managed the predecessor fund since 2008 and was associated with OppenheimerFunds, a global asset management firm, since 2003.

•

Charles S. Pulire (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Pulire managed the predecessor fund since 2010 and was associated with OppenheimerFunds, a global asset management firm, since 2006.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraphs replace the first paragraph after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“The portfolio managers are assisted by investment professionals from the Invesco Municipal Fund Management Team. Members of the team may change from time to time.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-MUNI SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Rochester® AMT-Free Municipal Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Troy E. Willis, J.D.	Portfolio Manager (lead)	2019 (predecessor fund 2003)
Mark Paris	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Troy E. Willis, J.D. (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Willis managed the predecessor fund since 2003 and was associated with OppenheimerFunds, a global asset management firm, since 2003.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraphs replace the first paragraph after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“The portfolio managers are assisted by investment professionals from the Invesco Municipal Fund Management Team. Members of the team may change from time to time.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-ROAFM SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Scott S. Cottier	Portfolio Manager (lead)	2019
Michael L. Camarella	Portfolio Manager	2019 (predecessor fund 2008)
Mark Paris	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Scott S. Cottier (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2002 to 2019, Mr. Cottier was associated with OppenheimerFunds, a global asset management firm.

•

Michael L. Camarella, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Camarella managed the predecessor fund since 2008 and was associated with OppenheimerFunds, a global asset management firm, since 2003.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraphs replace the first paragraph after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“The portfolio managers are assisted by investment professionals from the Invesco Municipal Fund Management Team. Members of the team may change from time to time.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-ROAFNYM SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Rochester® California Municipal Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Mark R. DeMitry	Portfolio Manager (lead)	2019 (predecessor fund 2006)
Mark Paris	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Mark R. DeMitry (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with the Adviser or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. DeMitry managed the predecessor fund since 2006 and was associated with OppenheimerFunds, a global asset management firm, since 2001.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraphs replace the first paragraph after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“The portfolio managers are assisted by investment professionals from the Invesco Municipal Fund Management Team. Members of the team may change from time to time.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-ROCAM SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Rochester® High Yield Municipal Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Scott S. Cottier	Portfolio Manager (lead)	2019 (predecessor fund 2002)
Mark Paris	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Scott S. Cottier (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Cottier managed the predecessor fund since 2002 and was associated with OppenheimerFunds, a global asset management firm, since 2002.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraphs replace the first paragraph after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“The portfolio managers are assisted by investment professionals from the Invesco Municipal Fund Management Team. Members of the team may change from time to time.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-ROHYM SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Rochester® Limited Term California Municipal Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Michael L. Camarella	Portfolio Manager (lead)	2019 (predecessor Fund 2008)
Mark Paris	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Michael L. Camarella (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Camarella managed the predecessor fund since 2008 and was associated with OppenheimerFunds, a global asset management firm, since 2003.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraphs replace the first paragraph after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“The portfolio managers are assisted by investment professionals from the Invesco Municipal Fund Management Team. Members of the team may change from time to time.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-ROLTCAM SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Mark R. DeMitry	Portfolio Manager (lead)	2019 (predecessor fund 2006)
Mark Paris	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Mark R. DeMitry (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. DeMitry managed the predecessor fund since 2006 and was associated with OppenheimerFunds, a global asset management firm, since 2001.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraphs replace the first paragraph after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“The portfolio managers are assisted by investment professionals from the Invesco Municipal Fund Management Team. Members of the team may change from time to time.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-ROLTNYM SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Rochester® Municipals Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Troy E. Willis, J.D.	Portfolio Manager (lead)	2019 (predecessor fund 2003)
Mark Paris	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Troy E. Willis, J.D. (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Willis managed the predecessor fund since 2003 and was associated with OppenheimerFunds, a global asset management firm, since 2003.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraphs replace the first paragraph after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“The portfolio managers are assisted by investment professionals from the Invesco Municipal Fund Management Team. Members of the team may change from time to time.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-ROM SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Rochester® New Jersey Municipal Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Elizabeth S. Mossow	Portfolio Manager (lead)	2019 (predecessor fund 2013)
Mark Paris	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Elizabeth S. Mossow (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Ms. Mossow managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2007.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraphs replace the first paragraph after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“The portfolio managers are assisted by investment professionals from the Invesco Municipal Fund Management Team. Members of the team may change from time to time.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-RONJM SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, Y and R6 shares of the Fund listed below:

Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Charles S. Pulire	Portfolio Manager (lead)	2019 (predecessor fund 2010)
Mark Paris	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Charles S. Pulire (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Pulire managed the predecessor fund since 2010 and was associated with OppenheimerFunds, a global asset management firm, since 2006.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.”

The following paragraphs replace the first paragraph after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“The portfolio managers are assisted by investment professionals from the Invesco Municipal Fund Management Team. Members of the team may change from time to time.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-ROPAM SUP 062119